THE ALGER PORTFOLIOS
Alger Mid Cap Growth Portfolio

Class S Shares
Supplement dated February 1, 2014 to the
Prospectus dated May 1, 2013,
As Supplemented to Date

The following replaces the information under the heading "Management" of Alger Mid Cap Growth Portfolio on page 14 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010
Joel Emery, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2014	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013

The following replaces the entries for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 22 of the Prospectus:

Portfolio	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Co-Portfolio Managers: Ankur Crawford, Ph.D. Joel Emery, CFA Alex Goldman Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2014 February 2013 February 2013 February 2013 February 2013 November 2010

In addition, the following paragraph is added to the descriptions of portfolio managers on page 23 of the Prospectus.

Mr. Emery has been employed by the Manager since 2012. He became a co-portfolio manager, a Senior Vice President, and a Senior Analyst in 2014. He served as a Vice President and an Analyst from 2012 to 2014. Prior to joining the Manager, he was a Principal at Carlson Capital, L.P. from 2011 to 2012, and a managing director at TIAA-CREF Investment Management, Inc. from 1991 to 2011.

S-APPS 2114

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Class I-2 Shares

Supplement dated February 1, 2014 to the
Prospectus dated May 1, 2013,
As Supplemented to Date

The following replaces the information under the heading "Management" of Alger Mid Cap Growth Portfolio on page 14 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010
Joel Emery, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2014	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013

The following replaces the entries for Alger Mid Cap Growth Portfolio in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 43 of the Prospectus:

Portfolio	Portfolio Manager(s)	Since
Alger Mid Cap Growth Portfolio	Co-Portfolio Managers: Ankur Crawford, Ph.D. Joel Emery, CFA Alex Goldman Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2014 February 2013 February 2013 February 2013 February 2013 November 2010

In addition, the following paragraph is added to the descriptions of portfolio managers on page 43 of the Prospectus.

Mr. Emery has been employed by the Manager since 2012. He became a co-portfolio manager, a Senior Vice President, and a Senior Analyst in 2014. He served as a Vice President and an Analyst from 2012 to 2014. Prior to joining the Manager, he was a Principal at Carlson Capital, L.P. from 2011 to 2012, and a managing director at TIAA-CREF Investment Management, Inc. from 1991 to 2011.

S-APPI-2 2114

THE ALGER PORTFOLIOS

Alger Mid Cap Growth Portfolio

Supplement dated February 1, 2014 to the
Statement of Additional Information
dated May 1, 2013,
As Supplemented to Date

The following updates the information in the Statement of Additional Information regarding The Alger Portfolios:

(1)  A line item regarding other accounts managed by Joel Emery in the table under "Other Accounts Managed by Portfolio Managers" on page 29 of the Statement of Additional Information is added, as follows:

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Joel Emery*	—	—	—

* This information is provided as of January 31, 2014.

(2)  A line item regarding Joel Emery's ownership of Alger Mid Cap Growth Portfolio shares in the table under "Securities Owned by the Portfolio Managers" on page 29 of the Statement of Additional Information is added, as follows: "Currently Mr. Emery does not own any shares of Alger Mid Cap Growth Portfolio."

S-APPSAI 2114